SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE-BASED COMPENSATION
SHARE-BASED COMPENSATION

The 2010 Equity Incentive Plan (the “2010 Plan”) was originally approved by our stockholders in November 2010, and amended in December 2013. The 2010 Plan provides for the issuance of up to 2,160,000 shares, subject to certain adjustment provisions, and provides for grants of stock options, restricted stock, and stock grants. Awards may be granted to employees, consultants and our directors. In conjunction with approval of the 2017 Incentive Plan, no new awards will be granted under the 2010 Plan.

The 2017 Incentive Plan was approved by our stockholders on November 8, 2017. The 2017 Incentive Plan provides for the issuance of up to 5,000,000 shares, subject to certain adjustment provisions described in the 2017 Incentive Plan, for the granting of stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance awards and other awards that may be settled in or based upon our common stock. Awards may be granted to officers, employees, consultants and directors of the Company. The 2017 Incentive Plan provides that shares of common stock subject to awards granted become available for issuance if such awards expire, terminate, are canceled for any reason or are forfeited by the recipient.

Stock Options

Stock options are awards which allow the grantee to purchase shares of our common stock at prices equal to the fair value at the date of grant. Stock options granted under the 2010 Plan typically vest at a rate of 20% per year over a 5-year period, have a term of 10 years and are subject to limitations on transferability. We did not grant stock option awards in 2018.

For the year ended December 31, 2017, the fair value of the options granted was calculated at each grant date using a Black-Scholes option-pricing model which assumed the following weighted average assumptions: expected volatility of 45.3%, expected term of 6.1 years, risk-free interest rate of 2.2%, and no expected dividends.

For the year ended December 31, 2016, the fair value of the options granted was calculated at each grant date using a Black-Scholes option-pricing model which assumed the following weighted average assumptions: risk free interest rate of 1.9%, expected term of options of 6.0 years, expected volatility of 44.7% and no expected dividends.

Estimates of fair value are not intended to predict actual future events or the value ultimately realized by individuals who receive equity awards, and subsequent events are not indicative of the reasonableness of our original estimates of fair value. We have estimated the expected term of our stock options using a formula considering the weighted average vesting term and the original contract term. The expected volatility is estimated based upon the historical volatility of publicly traded stocks from our industry sector (the alternative financial services sector). The expected risk-free interest rate is based on an average of various U.S. Treasury rates.

Our share-based compensation is measured at the grant date, based on the fair value of the award, which we recognize on a straight-line basis over the requisite service period. We account for forfeitures as they occur in accordance with the election provided under ASU 2016-09. See Note 1, "Summary of Significant Accounting Policies and Nature of Operations" for additional information on our share-based compensation.

The following table summarizes our stock option activity for the years ended December 31, 2018, 2017 and 2016:

	Stock Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding at January 1, 2016	1,919,628	$2.34
Granted	461,808	$3.66	$1.67
Exercised	—	$—
Forfeited	(502,128)	$2.08
Outstanding at December 31, 2016	1,879,308	$2.73		4.6	$2.1
Granted	99,396	$8.86	$4.11
Exercised	—	$—
Forfeited	(1,224)	$3.39
Outstanding at December 31, 2017	1,977,480	$3.04		5.2	$21.8
Granted	—	$—	$—
Exercised	(500,924)	$1.46			$4.0
Forfeited	(31,224)	$4.03	$1.84
Outstanding at December 31, 2018	1,445,332	$3.56		3.7	$8.6

Options exercisable at December 31, 2018	1,150,972	$1.90		2.7	$7.2

Restricted Stock Units

Grants of restricted stock units ("RSUs") are valued at the date of grant based on the value of our common stock and are expensed using the straight-line method over the service period. Grants of RSUs do not confer full stockholder rights such as voting rights and cash dividends, but provide for additional dividend equivalent RSU awards in lieu of cash dividends. Grants of RSUs made through December 31, 2018 are subject to time-based vesting, typically over a three-year period. Unvested RSUs may be forfeited upon termination of employment depending on the circumstances of the termination, or failure to achieve the required performance condition, if applicable.

A summary of the activity of unvested RSUs for the years ended December 31, 2018 and 2017 is presented in the following table:

	Restricted Stock Units	Weighted Average Grant Date Fair Value
January 1, 2017	—	—
Granted	1,516,241	$14.00
Vested	—	—
Forfeited	—	—
December 31, 2017	1,516,241	$14.00
Granted	73,663	$18.20
Vested	(508,126)	$14.00
Forfeited	(21,428)	$14.00
December 31, 2018	1,060,350	$14.29

Share-based compensation expense included in the Consolidated Statements of Operations as a component of Corporate expenses is summarized in the following table:

(in thousands)	2018	2017	2016
Pre-tax share-based compensation expense	$8,210	$965	$1,148
Income tax benefit	(2,217)	(386)	(459)
Total share-based compensation expense, net of tax	$5,993	$579	$689

As of December 31, 2018, there was $14.5 million of unrecognized compensation cost related to share-based awards, which we will recognize over a weighted-average period of 2.0 years.